Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash (used in) provided by: Operating activities:
Net (loss) profit for the year	$ (1,039)	$ (922)	$ 1,365
Adjustments for:
Current income tax expense	256	25	20
Amortization of property and equipment	438	434	461
Amortization of intangible assets	1,876	1,736	1,594
Share?based compensation	196	288	47
Write-down of inventories	78	277	38
Change in fair value of contingent consideration	0	0	(346)
Finance (income) expense, net	(165)	(65)	190
Unrealized foreign exchange loss (gain)	71	108	(52)
Change in the following:
Accounts receivable	150	760	(864)
Inventories	(207)	(31)	166
Prepaid expenses	237	(26)	(194)
Other assets	(18)	0	(2)
Accounts payable and accrued liabilities	(494)	(236)	568
Interest received (paid), net	175	48	(16)
Income taxes paid, net	(177)	(61)	(91)
Royalties paid	0	(256)	(1,056)
Cash flows from operating activities	1,377	2,079	1,828
Investing activities:
Acquisition of property and equipment	0	0	(14)
Acquisition of intangible assets	(739)	(270)	(296)
Cash flows (used in) from investing activities	(739)	(270)	(310)
Financing activities:
Repayment of lease liability	(370)	(353)	(355)
Stock options exercised	0	56	0
Cash flows used in financing activities	(370)	(297)	(355)
Foreign exchange loss on cash held in foreign currency	554	0	0
Increase in cash	822	1,512	1,163
Cash and cash equivalents, beginning of period	6,369	4,857	3,694
Cash and cash equivalents, end of year	$ 7,191	$ 6,369	$ 4,857